Other assets - Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Jun. 30, 2025
Other assets
Other non-current receivables		€ 1
Non-current deposits	€ 15,057	5,186
Non-current deposits	5,057	5,186
Non-current restricted cash and cash equivalents	10,000
Non-current prepaid expenses	6,204	6,691
Total other non-current assets	21,261	€ 11,878
Supplier cash guarantee	€ 10,000